Summary of Significant Accounting Policies - Schedule of Revenue and Cost of Revenue of The Company (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Income Statements, Captions [Line Items]
Revenues – Services	$ 1,853,484	$ 3,050,043	$ 4,081,788
Revenues – Services – related parties	52,706	216,347	301,208
Revenue – Product sales	384,429
Cost of revenues – Services	(1,738,065)	(2,540,218)	(2,821,615)
Cost of revenues – Services – a related party	(27,050)
Cost of revenues – Product sales – a related party	$ (275,507)
Gross profit margin	10.90%	22.20%	35.60%
Gross profit	$ 249,997	$ 726,172	$ 1,561,381